Significant accounting policies and recent accounting pronouncements (Policies)	6 Months Ended
Jun. 30, 2017
Significant Accounting policies [Abstract]
Recent accounting pronouncements
Recent Accounting pronouncements:
Revenue from Contracts with Customers (“Topic 606”): In May and April 2016, the FASB issued two Updates with respect to Topic 606: ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” and ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients.” The amendments in these Updates do not change the core principle of the guidance in Topic 606, which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The amendments in Update 2016-10 clarify the following two aspects of Topic 606: (a) identifying performance obligations and (b) licensing implementation guidance. The amendments in Update 2016-12 similarly affect only certain narrow aspects of Topic 606, including, (i) “Assessing the Collectability Criterion in Paragraph 606-10-25-1(e) and Accounting for Contracts That Do Not Meet the Criteria for Step 1 (Applying Paragraph 606-10-25-7),” (ii) “Presentation of Sales Taxes and Other Similar Taxes Collected from Customers,” (iii) “Noncash Consideration,” (iv) “Contract Modifications at Transition,” (v) “Completed Contracts at Transition,” and (vi) “Technical Correction.” The amendments in these Updates also affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. In December 2016, the FASB also issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.” The amendments in the latest Update 2016-20 represent changes to make minor corrections/improvements to the codification that are not expected to have a significant effect on current accounting practice. The effective date and transition requirements for the amendments in these Updates are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by Update 2014-09). Accounting Standards Update 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date,” has deferred the effective date of Update 2014-09 for public business entities to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted. The new revenue standard may be applied using either of the following transition methods: (1) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (2) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures). ASU 2014-09 is effective for the Company January 1, 2018, and the Company expects to use the modified retrospective approach upon adoption. The Company expects that the adoption of ASU 2014-09 may result in a change in the method of recognizing revenue for voyage charters, whereby the Company's method of determining proportional performance might change from discharge-to-discharge to load-to-discharge. This will result in no revenue being recognized from discharge of the prior voyage to loading of the current voyage and all revenue being recognized from loading of the current voyage to discharge of the current voyage. This change will result in revenue being recognized later in the voyage, which may cause additional volatility in revenue and earnings between periods. The Company is in the process of validating aspects of ASU 2014-09, quantifying the effect that the adoption of the ASU 2014-09 will have on its financial statements and accompanying notes, determining the transitional impact and completing other items required for the adoption of ASU 2014-09.